Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
BUSINESS COMBINATION

Note 3 – BUSINESS COMBINATION

Acquisition of Far Lings and Bolings

On October 31, 2021, the Company completed the acquisition of 51% equity interests of Far Ling’s Inc. and 100% equity interests of Bo Ling’s Chinese Restaurant, Inc.

Pursuant to the Stock Purchase Agreements executed on October 31, 2021, the Company acquired 51% equity interest of Far Ling’s Inc. for a total cash consideration of $850,000 and acquired 100% equity interest in Bo Ling’s Chinese Restaurant, Inc. for a total cash consideration of $170,000. The Company believed that the acquisition would bring a new revenue source for the Company going forward.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the estimated fair value of the assets acquired and liabilities assumed as of the acquisition date.

In connection with the acquisition, the Company recognized the intangible assets (mainly include Bo Ling’s Chinese Restaurant, Inc.’s brand name) of $532,895 and goodwill of approximately $355,570.

The amounts of revenue and net income (loss) of Far Ling’s Inc. and Bo Ling’s Chinese Restaurant, Inc. as included in the Company’s consolidated statement of operations for the years ended December 31, 2023 , 2022 and 2021 are as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2022	From acquisition date to December 31, 2021

Net revenue	$3,175,055	$3,074,007	$606,463

Net income (loss)	$(10,905)	$104,720	$(1,215,613)

Acquisition of Beijing Jingshi

On April 30, 2024, the Company completed the acquisition of 60% equity interest of Beijing Jingshi Commercial Management Co., Ltd. (“Beijing Jingshi”) for a total cash consideration of RMB 707,040 (approximately $99,495). Beijing Jingshi is primarily engaged in providing commercial real estate property management services to customers in the PRC.

The transaction was accounted for as a business combination using the purchase method of accounting in accordance with ASC 805-10-20. The purchase price allocation of the transaction was determined by the Company with the assistance of an independent appraisal firm based on the fair value of the assets acquired and liabilities assumed as of the acquisition date.

The following table presents the purchase price allocation to assets acquired and liabilities assumed for Beijing Jingshi as of the acquisition date. The non-controlling interest represents the fair value of the 40% equity interest not held by the Company:

As of April 30, 2024
Cash and cash equivalent	$16,047
Prepayment and other current assets	242,197
Other receivable	73,177
Property and equipment, net	317,072
Right-of-use operating lease assets, net	2,641,830
Accounts payable	(370,175)
Taxes payable	370
Other payable	(611,568)
Other liabilities	(19,366)
Operating lease liabilities	(2,667,990)
Fair value of non-controlling interest	151,362
Goodwill	326,538
Total purchase price consideration	$99,495

The goodwill is mainly attributable to the excess of the consideration paid over the fair value of the net assets acquired that cannot be recognized separately as identifiable assets under U.S. GAAP. Goodwill is not amortized and is not deductible for tax purposes. Due to operating loss of Beijing Jingshi during fiscal year 2024, goodwill of $326,538 has been fully impaired.

The fair value of the non-controlling interest in Beijing Jingshi was determined based on the purchase price allocation report prepared by an independent third-party appraiser by using discount cash flow model.

The amounts of revenue and net loss included in the Company’s consolidated statement of operations from the acquisition date to December 31, 2024 are as follows:

From acquisition date to December 31, 2024
Net revenue	$512,156

Net loss	$(131,838)

Acquisition of Vigour Management Limited

In order to strengthen the Company’s commercial real estate property management business line, on November 15, 2024, the Company completed the acquisition of 90% equity interest of Vigour Management Limited (“Vigour”). Vigour is a newly formed entity in 2024 without active business operations prior to the acquisition. Total consideration for acquisition of 90% equity interest in Vigour is $900 (900 ordinary shares at $1.00 per share). The remaining 10% equity interest is held by an unrelated party, Winzone Management Limited. After the acquisition, the Company invested $2.03 million to increase the paid-in capital of Vigour. As of December 31, 2024, Vigour did not have active business operation but will be involved in commercial real estate property management going forward.